Z | Fidelity Advisor Diversified International Fund
Supplement to the
Fidelity Advisor® Diversified International Fund
Class Z
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity Advisor Diversified International Fund from 0.45% to 0.424%.

The following information replaces similar information found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.68%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.13%
Total annual operating expenses	0.81%

A Based on estimated amounts for the current fiscal year.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002